CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 672,999	$ 479,685
Accounts receivable, prepaids and other (Note 5)	32,112	21,306
Deferred consideration receivable (Note 8)	41,559	0
Value-added and other tax receivables	14,393	11,797
Inventories (Note 6)	272,354	238,055
Assets classified as held for sale (Note 8)	12,700	11,855
Current assets	1,046,117	762,698
Long-term investments (Note 7)	32,118	9,354
Value-added tax receivables	63,165	35,383
Mining interests - owned by subsidiaries and joint operations	2,231,831	2,387,020
Mining interests - investments in joint ventures and associates	104,236	76,235
Other assets (Note 9)	82,371	67,142
Deferred income taxes (Note 16)	1,455	24,547
Total assets	3,561,293	3,362,379
Current
Accounts payable and accrued liabilities	111,716	89,062
Current income and other taxes payable	92,275	154,709
Current portion of long-term debt (Note 10)	25,408	34,111
Current portion of mine restoration provisions (Note 11)	734	0
Other current liabilities	1,056	8,211
Total current liabilities	231,189	286,093
Long-term debt (Note 10)	49,726	75,911
Mine restoration provisions (Note 11)	116,547	104,282
Deferred income taxes (Note 16)	187,887	220,903
Employee benefits obligation	7,115	5,874
Other long-term liabilities	7,822	8,726
Total liabilities	600,286	701,789
Shareholders’ equity
Share capital (Note 12)	2,422,184	2,407,734
Contributed surplus	67,028	48,472
Accumulated other comprehensive loss	(136,299)	(138,533)
Retained earnings	507,381	254,343
Equity attributable to owners of parent	2,860,294	2,572,016
Non-controlling interests (Note 13)	100,713	88,574
Total equity	2,961,007	2,660,590
Total equity and liabilities	3,561,293	3,362,379
Commitments (Note 21)